UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2014

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Kellner Merger Fund Class A and Institutional Class, respectively.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2014 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/14	6/30/14	1/1/14 – 6/30/14
Actual(2)
Class A	$1,000.00	$1,013.70	$14.63
Institutional Class	$1,000.00	$1,016.60	$11.95

Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,010.26	$14.60
Institutional Class	$1,000.00	$1,012.94	$11.93

(1)
Expenses are equal to the Class A and Institutional Class fund shares’ annualized expense ratios of 2.93% and 2.39%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.74 and $7.50 for Class A and Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.75 and $7.50 for Class A and Institutional Class, respectively.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares	COMMON STOCKS – 81.9%	Value
	Ambulatory Health Care Services – 2.1%
58,600	Nordion, Inc. (a)(b)	$736,016

	Broadcasting (except Internet) – 17.0%
7,100	DIRECTV(a)(c)	603,571
431,000	Sirius XM Holdings, Inc. (a)(c)(d)	1,491,260
26,500	Time Warner Cable, Inc. (c)	3,903,450
		5,998,281
	Chemical Manufacturing – 22.0%
10,600	Allergan, Inc. (c)	1,793,732
7,200	AstraZeneca PLC – ADR (c)	535,032
32,400	Forest Laboratories, Inc. (a)(c)	3,207,600
21,100	QLT, Inc. (a)(b)	130,398
22,600	Questcor Pharmaceuticals, Inc.	2,090,274
		7,757,036
	Computer and Electronic
	Product Manufacturing – 1.0%
20,700	RDA Microelectronics, Inc. – ADR (c)	354,177

	Credit Intermediation and Related Activities – 6.5%
50,000	1st United Bancorp, Inc.	431,000
191,200	Hudson City Bancorp, Inc. (c)	1,879,496
		2,310,496
	Food and Beverage Stores – 0.1%
700	Safeway, Inc.	24,038

	Food Manufacturing – 2.9%
16,400	Hillshire Brands Co.	1,021,720

	Gasoline Stations – 3.0%
13,100	Susser Holdings Corp. (a)	1,057,432

	Insurance Carriers and Related Activities – 0.8%
152,600	Tower Group International, Ltd. (c)	274,680

	Merchant Wholesalers, Durable Goods – 7.9%
27,700	Chindex International, Inc. (a)	656,213
23,500	Covidien PLC (b)	2,119,230
		2,775,443
	Nursing and Residential Care Facilities – 2.8%
31,600	Emeritus Corp. (a)(c)	1,000,140

	Pharmaceuticals – 1.3%
5,700	Shire PLC (b)	445,800

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited), Continued

Shares	COMMON STOCKS – 81.9% (Continued)	Value
	Publishing Industries (except Internet) – 5.9%
40,900	AutoNavi Holdings Ltd. – ADR (a)(c)	$854,810
39,500	Giant Interactive Group, Inc. – ADR (c)	467,680
11,000	MICROS Systems, Inc. (a)	746,900
		2,069,390
	Real Estate – 0.3%
8,400	American Realty Capital Healthcare Trust	91,476

	Telecommunications – 2.4%
17,100	TW Telecom, Inc. (a)	689,301
3,500	Ziggo NV (b)	161,844
		851,145
	Utilities – 5.9%
8,300	Pepco Holdings, Inc.	228,084
30,600	UNS Energy Corp. (c)	1,848,546
		2,076,630
	TOTAL COMMON STOCKS (Cost $28,002,137)	28,843,900

Contracts	PURCHASED OPTIONS – 2.0%	Value
	Call Options – 2.0%
296	Hillshire Brands Co.
	Expiration: October 2014, Exercise Price: $38.00	719,280
	Total Call Options	719,280

	Put Options – 0.0%
43	Tower Group International, Ltd. (b)
	Expiration: October 2014, Exercise Price: $1.00	688
	Total Put Options	688
	TOTAL PURCHASED OPTIONS (Cost $53,585)	719,968

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited), Continued

Shares	RIGHTS – 0.0%	Value
6,500	Community Health Systems, Inc. (a)	$435
	TOTAL RIGHTS (Cost $—)	435

	MONEY MARKET FUNDS – 14.7%
5,167,396	Fidelity Institutional Money Market
	Portfolio, Class I, 0.05% (d)(e)	5,167,396
	TOTAL MONEY MARKET FUNDS
	(Cost $5,167,396)	5,167,396
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $33,223,118) – 98.6%	34,731,699
	Other Assets in Excess of Liabilities – 1.4%	503,668
	NET ASSETS – 100.0%	$35,235,367

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	All or a portion of the security is pledged as collateral for written options.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2014.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2014 (Unaudited)

Shares	COMMON STOCKS – 43.6%	Value
	Broadcasting (except Internet) – 11.6%
76,188	Comcast Corp. – Class A	$4,089,772

	Chemical Manufacturing – 13.5%
10,711	Actavis PLC (a)(b)	2,389,088
17,322	Mallinckrodt PLC (a)(b)	1,386,106
13,284	Pfizer, Inc.	394,269
4,640	Valeant Pharmaceuticals International, Inc. (a)(b)	585,197
		4,754,660
	Computer and Electronic
	Product Manufacturing – 4.1%
22,467	Medtronic, Inc.	1,432,496

	Credit Intermediation and Related Activities – 6.9%
16,065	M&T Bank Corp.	1,992,863
44,500	Valley National Bancorp	440,995
		2,433,858
	Nursing and Residential Care Facilities – 2.8%
30,020	Brookdale Senior Living, Inc. (a)	1,000,867

	Other Information Services – 0.3%
781	Liberty Global PLC – Class A (a)(b)	34,536
1,927	Liberty Global PLC – Class C (a)(b)	81,531
		116,067
	Pipeline Transportation – 1.6%
9,501	Energy Transfer Partners, L.P.	550,773

	Real Estate – 0.2%
1,276	Ventas, Inc.	81,792

	Telecommunications – 2.6%
10,650	AT&T, Inc.	376,584
11,970	Level 3 Communications, Inc. (a)	525,603
		902,187
	TOTAL COMMON STOCKS
	(Proceeds $14,704,017)	15,362,472
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $14,704,017)	$15,362,472

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2014 (Unaudited)

Contracts	CALL OPTIONS – 0.0%	Value
363	DFC Global Corp.
	Expiration: July 2014, Exercise Price: $10.00	$—
293	Sirius XM Holdings, Inc.
	Expiration: December 2014, Exercise Price: $3.50	6,446
TOTAL CALL OPTIONS
	(Premiums received $22,943)	6,446

PUT OPTIONS – 0.0%
296	Hillshire Brands Co.
	Expiration: October 2014, Exercise Price: $33.00	—
TOTAL PUT OPTIONS
	(Premiums received $31,544)	—
TOTAL OPTIONS WRITTEN
	(Premiums received $54,487)	$6,446

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $33,223,118)	$34,731,699
Deposit at broker	17,417,761
Receivables
Securities sold	100,841
Dividends and interest	12,422
Other receivables	928
Prepaid expenses	29,981
Total assets	52,293,632
LIABILITIES
Options written, at value (premiums received $54,487)	6,446
Securities sold short (proceeds $14,704,017)	15,362,472
Payables
Securities purchased	1,119,750
Fund shares redeemed	50,636
Due to advisor	21,379
Dividends on short positions	22,545
Payable to broker	420,936
Administration and fund accounting fees	16,042
Transfer agent fees and expenses	7,865
Audit fees	10,062
Chief Compliance Officer fee	1,513
Custody fees	1,625
Distribution fees	11,265
Reports to shareholders	4,830
Accrued other expenses	899
Total liabilities	17,058,265
NET ASSETS	$35,235,367

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,888,773
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	182,536
Net asset value and redemption price per share	$10.35
Maximum offering price per share
(Net asset value per share divided by 94.25%)	$10.98
Institutional Class Shares
Net assets applicable to shares outstanding	$33,346,594
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	3,200,802
Net asset value, offering and redemption price per share	$10.42
COMPONENTS OF NET ASSETS
Paid-in capital	$34,980,893
Undistributed net investment income	98,981
Accumulated net realized loss on investments	(739,674)
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	839,198
Purchased options	666,383
Written option contracts	48,041
Securities sold short	(658,455)
Net unrealized appreciation on investments, foreign currency,
options and securities sold short	895,167
Net assets	$35,235,367

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and
issuance fees of $191 and $508, respectively)	$319,964
Interest	502
Total income	320,466
Expenses
Advisory fees (Note 4)	112,404
Administration and fund accounting fees (Note 4)	47,330
Transfer agent fees and expenses (Note 4)	24,901
Registration fees	13,598
Audit fees	10,063
Legal fees	6,229
Custody fees (Note 4)	5,608
Miscellaneous	3,767
Distribution fees – Class A (Note 5)	3,117
Chief Compliance Officer fee (Note 4)	3,049
Trustee fees	2,568
Pricing fees (Note 4)	1,285
Printing and mailing expense	887
Total expenses before dividends and interest on short positions	234,806
Dividends expense on short positions	56,941
Interest expense	26,543
Total expenses before reimbursement from Advisor	318,290
Less: expenses waived and reimbursed by Advisor (Note 4)	(96,805)
Net expenses	221,485
Net investment income	98,981

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
OPTIONS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on transactions from:
Investments	(321,773)
Written options	874
Securities sold short	(442,461)
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	654,790
Purchased options	666,383
Written options	47,870
Securities sold short	(516,815)
Net realized and unrealized gain on investments,
options and securities sold short	88,868
Net Increase in Net Assets Resulting from Operations	$187,849

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	May 1, 2013	June 29, 2012**
	June 30, 2014	through	through
	(Unaudited)	December 31, 2013*	April 30, 2013
NET INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$98,981	$(13,556)	$(39,391)
Net realized gain/(loss) on
transactions from:
Investments	(321,773)	195,858	164,117
Purchased options	—	(7,078)	(1,613)
Written options	874	3,527	1,617
Securities sold short	(442,461)	(38,986)	(57,332)
Net change in unrealized
appreciation/(depreciation) on:
Investments and foreign currency	654,790	12,110	172,298
Purchased options	666,383	—	—
Written options	47,870	171	—
Securities sold short	(516,815)	4,229	(145,869)
Net increase in net assets
resulting from operations	187,849	156,275	93,827
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares	—	(140,967)	—
Institutional Shares	—	(42,510)	—
Total distributions to shareholders	—	(183,477)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change in
outstanding shares (a)	30,677,767	99,975	4,203,151
Total increase in net assets	30,865,616	72,773	4,296,978
NET ASSETS
Beginning of period	4,369,751	4,296,978	—
End of period	$35,235,367	$4,369,751	$4,296,978
Includes undistributed net
investment income of	$98,981	$—	$—

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Six Months Ended		May 1, 2013		June 29, 2012**
	June 30, 2014		through		through
	(Unaudited)		December 31, 2013*		April 30, 2013
		Paid-in		Paid-in		Paid-in
	Shares	Capital	Shares	Capital	Shares	Capital
Class A Shares
Shares sold	152,178	$1,562,374	7,507	$78,979	310,674	$3,109,266
Shares issued
on reinvestments
of distributions	—	—	13,847	140,968	—	—
Shares redeemed	(296,962)	(3,063,390)	(4,705)	(48,010)	(4)	(40)
Net increase/
(decrease)	(144,784)	$(1,501,016)	16,649	$171,937	310,670	$3,109,226

	Six Months Ended		May 1, 2013		June 29, 2012**
	June 30, 2014		through		through
	(Unaudited)		December 31, 2013*		April 30, 2013
		Paid-in		Paid-in		Paid-in
	Shares	Capital	Shares	Capital	Shares	Capital
Institutional
Class Shares
Shares sold	3,123,772	$32,417,533	28,460	$299,970	106,616	$1,093,925
Shares issued
on reinvestments
of distributions	—	—	4,160	42,510	—	—
Shares redeemed	(23,078)	(238,750)	(39,127)	(414,442)	—	—
Net increase/
(decrease)	3,100,694	$32,178,783	(6,507)	$(71,962)	106,616	$1,093,925

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2014 (Unaudited)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net increase in net assets from operations	$187,849
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(44,674,421)
Proceeds from sale of investment securities	14,410,640
Proceeds from short sales	21,608,795
Closed short sale transactions	(4,734,706)
Purchase of short term investments, net	(4,943,715)
Increase in deposits at broker	(15,707,915)
Increase in dividends and interest receivable	(9,544)
Increase in receivable for securities sold	(100,658)
Increase in prepaid expenses and other assets	(16,971)
Increase in due to Advisor	36,985
Increase in due to broker/custodian	275,872
Increase in options written	6,301
Increase in payable for securities purchased	1,009,026
Increase in payable for dividends on short positions	21,267
Decrease in accrued administration fees	(15,390)
Increase in distribution and service fees	3,117
Increase in custody fees	822
Decrease in transfer agent expenses	(7,363)
Decrease in other accrued expenses	(13,941)
Unrealized appreciation on securities	(807,053)
Net realized gain on investments	768,306
Return of capital dividends received	11,128
Proceeds received through mergers	1,963,041
Net cash used in operating activities	(30,728,528)

Cash flows from financing activities:
Proceeds from shares sold	33,979,907
Payment on shares redeemed	(3,251,504)
Distributions paid in cash	—
Net cash provided by financing activities	30,728,403
Net decrease in cash	(125)
Cash:
Beginning balance	125
Ending balance	$—

Supplemental information:
Cash paid for interest	$26,543

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

 Class A Shares
	Six Months Ended		May 1, 2013		June 29, 2012**
	June 30, 2014		through		through
	(Unaudited)		December 31, 2013*		April 30, 2013
Net asset value,
beginning of period	$10.21		$10.29		$10.00
Income from investment operations:
Net investment income/(loss)^	0.07		(0.04)		(0.12)
Net realized and unrealized
gain on investments	0.07		0.40		0.41
Total from investment operations	0.14		0.36		0.29

Less distributions:
From net realized
gain on investments	—		(0.44)		—
Total distributions	—		(0.44)		—
Net asset value, end of period	$10.35		$10.21		$10.29

Total return	1.37	%+	3.54	%+	2.90	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,889		$3,343		$3,197
Ratio of expenses to average net assets:
Before expense reimbursement	6.29	%++	8.29	%++	9.23	%++
After expense reimbursement	2.93	%++	3.00	%++	2.50	%++
Ratio of expenses excluding interest
expense and dividends on short
positions to average net assets:
Before expense reimbursement	5.11	%++	7.04	%++	8.48	%++
After expense reimbursement	1.75	%++	1.75	%++	1.75	%++
Ratio of net investment income/(loss) to
average net assets:
Before expense reimbursement	(3.16	%)++	(5.81	%)++	(8.20	%)++
After expense reimbursement	0.20	%++	(0.52	%)++	(1.47	%)++
Portfolio turnover rate	88.43	%+	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

 Institutional Class Shares
	Six Months Ended		May 1, 2013		June 29, 2012**
	June 30, 2014		through		through
	(Unaudited)		December 31, 2013*		April 30, 2013
Net asset value,
beginning of period	$10.25		$10.31		$10.00
Income from investment operations:
Net investment income/(loss)^	0.11		(0.02)		(0.06)
Net realized and unrealized
gain on investments	0.06		0.40		0.37
Total from investment operations	0.17		0.38		0.31

Less distributions:
From net realized
gain on investments	—		(0.44)		—
Total distributions	—		(0.44)		—
Net asset value, end of period	$10.42		$10.25		$10.31

Total return	1.66	%+	3.73	%+	3.20	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,346		$1,027		$1,100
Ratio of expenses to average net assets:
Before expense reimbursement	3.10	%++	8.03	%++	7.50	%++
After expense reimbursement	2.39	%++	2.76	%++	2.04	%++
Ratio of expenses excluding interest
expense and dividends on short
positions to average net assets:
Before expense reimbursement	2.21	%++	6.77	%++	6.96	%++
After expense reimbursement	1.50	%++	1.50	%++	1.50	%++
Ratio of net investment income/(loss) to
average net assets:
Before expense reimbursement	0.53	%++	(5.53	%)++	(6.18	%)++
After expense reimbursement	1.24	%++	(0.26	%)++	(0.72	%)++
Portfolio turnover rate	88.43	%+	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited)

 NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund offers Class A and Institutional Class shares.  Class A shares are subject to a maximum sales load of 5.75%.  The sales load charged decreases depending on the amount invested.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
REITs:  The Fund can make certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.   However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

H.
Derivatives:  The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

As of June 30, 2014, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contract	Investments, at fair value - options	$719,968
Equity Contract	Options written, at value	6,446

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2014 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contract	Realized gain on written options	$874
Equity Contract	Change in unrealized appreciation
	on purchased options	666,383
Equity Contract	Change in unrealized appreciation
	on written options	47,870

The average monthly market values of purchased and written options during the six months ended June 30, 2014 for the Fund was $191,528 and $5,100, respectively.
Transactions in written options contracts for the six months ended June 30, 2014, are as follows:

	Contracts	Premiums Received
Beginning balance	2	$316
Options written	962	55,368
Options closed	(12)	(1,197)
Outstanding at June 30, 2014	952	$54,487

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  During the six months ended June 30, 2014, the Fund was not subject to any master netting arrangements.

The table below shows the offsetting assets and liabilities relating to the written options shown on the Statement of Assets and Liabilities.

Assets:
Gross Amounts not
Offset in the Statement
of Assets & Liabilities
		Gross	Net
		Amounts	Amounts
	Gross	Offset	Presented
	Amounts	in the	in the
	of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
Description	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Gross Amounts not
Offset in the Statement
of Assets & Liabilities
		Gross	Net
		Amounts	Amounts
	Gross	Offset	Presented
	Amounts	in the	in the
	of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Written Options	$6,446	$—	$6,446	$—	$6,446	$—
	$6,446	$—	$6,446	$—	$6,446	$—

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options:  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2014:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$2,585,176	$—	$—	$2,585,176
Healthcare and Social
Assistance	1,736,156	—	—	1,736,156
Information	8,918,816	—	—	8,918,816
Manufacturing	9,578,733	—	—	9,578,733
Real Estate, Rental
and Leasing	91,476	—	—	91,476
Retail Trade	1,081,470	—	—	1,081,470
Utilities	2,076,630	—	—	2,076,630
Wholesale Trade	2,775,443	—	—	2,775,443
Total Common Stocks	28,843,900	—	—	28,843,900
Purchased Options
Call Options	—	719,280	—	719,280
Put Options	688	—	—	688
Total Purchased Options	688	719,280	—	719,968
Rights	435	—	—	435
Short-Term Investments	5,167,396	—	—	5,167,396
Total Investments in Securities	$34,012,419	$719,280	$—	$34,731,699
Liabilities:
Securities Sold Short	$15,362,472	$—	$—	$15,362,472
Written Options
Call Options	$6,446	$—	$—	$6,446
Put Options	—	—	—	—
Total Written Options	$6,446	$—	$—	$6,446

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2014, the end of the reporting period.  During the period ended June 30, 2014, the Fund recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended June 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2014, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2014, the Fund incurred $112,404 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 1.50% of average daily net assets for Class A shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended June 30, 2014, the Advisor reduced its fees in the amount of $96,805; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
4/30/16	$184,895
12/31/16	157,035
12/31/17	96,805
$438,735

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended June 30, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$47,330
Transfer agency (a)	18,242
Custody	5,608
Chief Compliance Officer	3,049

(a) Does not include out-of-pocket expenses.

At June 30, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$16,042
Transfer agency (a)	6,067
Chief Compliance Officer	1,513
Custody	1,625

(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2014, the Fund incurred distribution expenses of $3,117 for the Class A shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $44,620,836 and $14,410,640, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended June 30, 2014 and December 31, 2013 was as follows:

	June 30, 2014	December 31, 2013
Ordinary Income	$ —	$183,477

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2013, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$4,170,316
Gross unrealized appreciation	361,805
Gross unrealized depreciation	(177,134)
Net unrealized appreciation (a)	184,671
Net unrealized depreciation on short sales
and written options	(141,732)
Undistributed ordinary income	23,409
Undistributed long-term capital gain	277
Total distributable earnings	23,686
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$66,625

  (a)  Book basis and tax basis net unrealized appreciation and cost are the same.

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at June 30, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

(This Page Intentionally Left Blank.)

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Kellner Management, L.P.
900 Third Avenue, Suite 1000
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-855-535-5637.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/5/14

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/5/14

* Print the name and title of each signing officer under his or her signature